UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		161 Months Ended	170 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,930,507)	$ (682,178)	$ (953,936)	$ (2,531,228)	$ (18,420,733)	$ (22,351,240)
Adjustments to reconcile net loss to net cash used in operating activities:
Estimated fair value of contributed services	0	0	0	0	2,475,000	2,475,000
Gain on forgiveness of liabilities	0	0	(60,292)	(26,299)	(176,505)	(176,505)
Amortization of prepaid consulting fees	0	0	0	235,600	807,608	807,608
Depreciation	2,090	338	338	1,056	3,154	5,244
Loss from extinguishment of debt	1,195,410	0	0	0	0	1,195,410
Non-cash interest on notes payable	24,658	56,095	75,000	55,479	1,706,234	1,730,892
Stock-based compensation	1,502,080	149,162	192,153	680,195	2,128,816	3,630,896
Payments made on behalf of Company by related party	0	0	254,142	0	254,142	254,142
Changes in assets and liabilities:
Prepaid consulting costs	0	0	0	0	(140,000)	(140,000)
Prepaid expenses and other current assets	(61,344)	(13,876)	45,695	20,425	(14,797)	(76,141)
Accounts payable and accrued expenses	61,371	104,779	144,980	(607,382)	308,526	369,897
Accrued Phase three expenses	0	0	0	(231,762)	111,871	111,871
Accrued payroll	19,115	48,835	(9,240)	25,605	86,591	105,706
Deferred revenue	(100,000)	20,000	20,000	80,000	100,000	0
NET CASH USED IN OPERATING ACTIVITIES	(1,287,127)	(316,845)	(291,160)	(2,298,311)	(10,770,093)	(12,057,220)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of fixed assets	(15,308)	0	0	0	(3,154)	(18,462)
NET CASH USED IN INVESTING ACTIVITIES	(15,308)	0	0	0	(3,154)	(18,462)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of notes payable to related party	450,000	0	300,000	0	526,300	976,300
Proceeds received in connection with debt modification	50,000	0	0	0	0	50,000
Proceeds from issuance of preferred stock	0	0	100,000	0	100,000	100,000
Proceeds from notes payable	0	0	0	1,000,000	2,500,000	2,500,000
Preferred stock deemed dividend paid at conversion	(200,000)	0	0	0	0	(200,000)
Cash advances from related party	0	27,537	27,537	0	27,537	27,537
Repayment of advances from related party	0	0	(281,679)	0	(281,679)	(281,679)
Capital contributions	0	0	0	0	168,707	168,707
Net proceeds from purchase of common stock and exercise of warrants and stock options	0	0	0	0	99,450	99,450
Proceeds from issuance of common stock and warrants for cash, net of offering costs	11,915,931	0	0	0	7,779,092	19,695,023
Deferred offering costs	(68,785)	0	0	0	0	(68,785)
NET CASH PROVIDED BY FINANCING ACTIVITIES	12,147,146	27,537	145,858	1,000,000	10,919,407	23,066,553
NET CHANGE IN CASH AND CASH EQUIVALENTS	10,844,711	(289,308)	(145,302)	(1,298,311)	146,160	10,990,871
CASH AND CASH EQUIVALENTS BALANCES, beginning of period	146,160	291,462	291,462	1,589,773	0	0
CASH AND CASH EQUIVALENTS BALANCES, end of period	10,990,871	2,154	146,160	291,462	146,160	10,990,871
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Issuance of and adjustment to common stock and warrants to consulting firms for prepaid consulting fees	0	0	0	0	432,007	432,007
Deferred offering costs in connection with equity offering recorded in accounts payable	314,961	0	0	0	0	314,961
Conversion of related party accounts payable into common stock	56,087	0	0	0	0	56,087
Conversion of notes payable and accrued interest into common stock	1,905,137	0	0	0	1,530,177	3,435,314
Forgiveness of notes payable and accrued interest to stockholders	0	0	0	0	241,701	241,701
Conversion of advances to notes payable to stockholders	0	0	0	0	196,300	196,300
Accretion of preferred stock discount	0	0	100,000	0	100,000	100,000
Related party acquisition of Phase three liabilities	0	0	56,087	0	56,087	56,087
Conversion of preferred stock into common stock	$ 7,499	$ 0	$ 0	$ 0	$ 0	$ 7,499